FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

NOTE 12 - FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

The Company makes certain disclosures as detailed below with regard to financial instruments, including derivatives. These disclosures include, among other matters, the nature and terms of derivative transactions, information about significant concentrations of credit risk and the fair value of financial assets and liabilities.

A.Non-Designated Exchange Rate Transactions

As the functional currency of Tower is the USD and part of Tower's expenses are denominated in NIS, Tower enters from time to time into exchange rate agreements to protect against the volatility of future cash flows caused by changes in foreign exchange rates on NIS denominated expenses.

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019

(dollars in thousands, except per share data)

NOTE 12 -  FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Cont.)

A.Non-Designated Exchange Rate Transactions (Cont.)

As of December 31, 2019, the fair value amounts of such exchange rate agreements were $167 in an asset position, presented in other current assets with a face value of $48,000. As of December 31, 2018, the fair value amounts of such exchange rate agreements were $379 in a liability position, presented in current liabilities with a face value of $92,000.

Changes in the fair values of such derivatives are presented in cost of revenues in the statements of operations.

As the functional currency of TPSCo is the JPY and part of TPSCo revenues are denominated in USD, TPSCo enters from time to time into exchange rate agreements to protect against the volatility of future cash flows caused by changes in foreign exchange rates on USD denominated amounts. As of December 31, 2019 and 2018, the fair value amounts of such exchange rate agreements were $318 and $16, respectively, in a liability position, presented in other current liabilities with a face value of $36,000 and $42,000, respectively. Changes in the fair value of such derivatives are presented in the statements of operations.

B.Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities, derivative, trade receivables and government and other receivables. The Company's cash, deposits, marketable securities and derivative are maintained with large and reputable banks and investment banks. The composition and maturities of investments are regularly monitored by the Company. Generally, these securities may be redeemed upon demand and bear minimal risk.

The Company generally does not require collateral for insurance of receivables; however, in certain circumstances, the Company obtains credit insurance or may require advance payments. An allowance for doubtful accounts is determined with respect to those amounts the collection of which is determined to be doubtful. The Company performs ongoing credit evaluations of its customers.

C.Fair Value of Financial Instruments

The estimated fair values of the Company’s financial instruments, excluding debentures do not materially differ from their respective carrying amounts as of December 31, 2019 and 2018. The fair value of debentures, based on quoted market prices as of December 31, 2019 and 2018, was approximately $140,000 and $127,000, respectively, compared to carrying amounts of approximately $132,000 and $120,000, for the above dates, respectively.

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019

(dollars in thousands, except per share data)

NOTE 12 -  FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Cont.)

D.Cash Flow Hedge Gains (Losses)

The Company entered into cash flow hedging transactions to mitigate the foreign exchange rate differences on principal and interest using a cross currency swap to mitigate the risk arising from Series G Debentures denomination in NIS.

As of December 31, 2019, the fair value of the swap was $15,642 in an asset, net position, of which $3,017 was presented in other current assets and $12,625 was presented in long-term assets. As of December 31, 2018, the fair value of the swap was $4,951 in an asset, net position, of which $1,771 was presented in other current liabilities and $6,722 was presented in long-term assets.

As of December 31, 2019 and December 31, 2018, the effective portions of $1,504 and $1,329, respectively, were recorded in OCI, of which a loss of $719 is expected to be reclassified into earnings during the twelve months ending December 31, 2020. For the years ended December 31, 2019 and December 31, 2018, the hedging effect on the Company’s results of operations was $8,816 income and $11,787 loss, respectively, and was recognized as financing expense, net, to offset the effect of the rate difference related to Series G Debentures.

E.Fair Value Measurements

Valuation Techniques

In general, and where applicable, the Company uses quoted prices in active markets for identical assets or liabilities to determine fair value. This pricing methodology applies to the Company’s Level 1 assets and liabilities. If quoted prices in active markets for identical assets and liabilities are not available to determine fair value, the Company uses quoted prices for similar assets and liabilities or inputs other than the quoted prices that are observable, either directly or indirectly. This pricing methodology applies to the Company’s Level 2 and Level 3 assets and liabilities.

Level 1 Measurements

Assets held for sale - securities classified as available for sale are reported at fair value on a recurring basis. These securities are classified as Level 1 of the valuation hierarchy where quoted market prices from reputable third-party brokers are available in an active market. Changes in fair value of securities available for sale are recorded in other comprehensive income.

Level 2 Measurements

If quoted market prices are not available, the Company obtains fair value measurements from an independent pricing service. These securities are reported using Level 2 inputs and the fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, U.S. government and agency yield curves, live trading levels, trade execution data, market consensus prepayment speeds, credit information, and the security’s terms and conditions, among other factors.

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019

(dollars in thousands, except per share data)

NOTE 12 -  FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Cont.)

E.Fair Value Measurements (Cont.)

Level 3 Measurements

For cross currency swap measured under level 2 - the Company uses the market approach using quotations from banks and other public information.

Equity Securities without Readily Determinable Fair Values - Investments in privately-held companies are measured using the measurement alternatives, see Note 2I above. The Company reviews these investments for impairment and observable price changes on a quarterly basis, and adjusts the carrying value accordingly. For the year ended December 31, 2019, the Company recorded an increase of $5,270 in the value of such investments, and for the year ended December 31, 2018, the Company recorded a decrease of $5,000 in the value of such investments, presented in other income (expense), net in the statements of operations. The fair value of these investments represents a Level 3 valuation as the assumptions used in valuing these investments are not directly or indirectly observable.

Recurring fair value measurements using the indicated inputs:

	December 31, 2019	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross currency swap - net asset position	$15,642	$--	$15,642	$--
Privately-held companies	15,725	--		15,725
Marketable securities held for sale	175,305	175,305	--	--
Foreign exchange forward and cylinders - liability position	(151)	--	(151)	--
	$206,521	$175,305	$15,491	$15,725

	December 31, 2018	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross currency swap - net asset position	$4,951	$--	$4,951	$--
Privately-held companies	9,830	--		9,830
Marketable securities held for sale	135,227	135,227	--	--
Foreign exchange forward and cylinders - liability position	(395)	--	(395)	--
	$149,613	$135,227	$4,556	$9,830

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019

(dollars in thousands, except per share data)

NOTE 12 -  FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Cont.)

F.Short-Term and Long-Term Deposits and Marketable Securities

Short-term and long-term deposits and marketable securities as of December 31, 2019 included short term deposits in the amount of $215,609, marketable securities in the amount of $176,070 and a long-term bank deposit in the amount of $12,500; as of December 31, 2018, short-term and long-term deposits and marketable securities included short term deposits in the amount of $120,079, marketable securities in the amount of $135,850 and a long-term bank deposit in the amount of $12,500.

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2019:

	Amortized cost (*)	Gross unrealized Gains	Gross Unrealized losses	Estimated fair value
Corporate bonds	$154,167	$1,273	$(214)	$155,226
U.S government bonds	1,977	26	--	2,003
Non-U.S government bonds	992	11	--	1,003
Municipal bonds	1,208	21	--	1,229
Money market fund	15,225	366	--	15,591
Certificate of deposits	248	5	--	253
	$173,817	$1,702	$(214)	$175,305

* Excluding accrued interest of $765.

The scheduled maturities of available-for-sale marketable securities as of December 31, 2019, were as follows:

	Amortized cost	Estimated fair value
Due within one year	$37,845	$37,818
Due after one year through five years	135,972	137,487
	$173,817	$175,305

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019

(dollars in thousands, except per share data)

NOTE 12 -  FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Cont.)

F.Short-Term and Long-Term Deposits and Marketable Securities (Cont.)

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2018:

	Amortized cost (*)	Gross unrealized gains	Gross Unrealized losses	Estimated fair value
Corporate bonds	$111,639	$29	$(2,029)	$109,639
U.S government bonds	5,444	21	--	5,465
Non-U.S government bonds	2,456	--	(33)	2,423
Municipal bonds	2,248	--	(13)	2,235
Money market fund	15,225	--	--	15,225
Certificate of deposits	248	--	(8)	240
	$137,260	$50	$(2,083)	$135,227

* Excluding accrued interest of $623.

The scheduled maturities of available-for-sale marketable securities as of December 31, 2018, were as follows:

	Amortized cost	Estimated fair value
Due within one year	$16,686	$16,661
Due after one year through five years	120,574	118,566
	$137,260	$135,227

Investments with continuous unrealized losses for less than twelve months and twelve months or more and their related fair values as of December 31, 2019 and December 31, 2018, were as indicated in the following tables:

December 31, 2019
	Investment with continuous unrealized losses for less than twelve months		Investments with continuous unrealized losses for twelve months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate bonds	$8,562	$(56)	$23,022	$(158)	$31,584	$(214)
Non-U.S government bonds	--	--	--	--	--	--
Municipal bonds	--	--	--	--	--	--
Certificate of deposits	--	--	--	--	--	--
Total	$8,562	$(56)	$23,022	$(158)	$31,584	$(214)

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019

(dollars in thousands, except per share data)

NOTE 12 -  FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Cont.)

F.Short-Term and Long-Term Deposits and Marketable Securities (Cont.)

	December 31, 2018
	Investment with continuous unrealized losses for less than twelve months		Investments with continuous unrealized losses for twelve months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate bonds	$19,716	$(140)	$79,609	$(1,889)	$99,325	$(2,029)
Non-U.S government bonds	963	--	1,460	(33)	2,423	(33)
Municipal bonds	2,235	(13)	--	--	2,235	(13)
Certificate of deposits	--	--	240	(8)	240	(8)
Total	$22,914	$(153)	$81,309	$(1,930)	$104,223	$(2,083)